EMPLOYEE BENEFIT PLANS, Fair Values of Pension Plan Assets by Asset Category (FY) (Details) - Pension Plan [Member] - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total Pension Plan Assets [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[2],[3],[4],[5],[6],[7]	$ 2,953	$ 2,635
Subtotal [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		2,935	2,619
Subtotal [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[2],[3],[4],[5],[6],[7]	40	37
Subtotal [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[2],[3],[4],[5],[6],[7]	422	356
Subtotal [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[2],[3],[4],[5],[6],[7]	14	11
Subtotal [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		2,459	2,215
Global Equities [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		29	22
Global Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		29	22
Global Equities [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Global Equities [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Global Equity Commingled Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[2]	141	116
Global Equity Commingled Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[2]	0	1
Global Equity Commingled Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[2]	141	115
Global Equity Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[2]	0	0
Global Equity Commingled Funds [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[2]	0	0
Enhanced Global Equities [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[3]	6	5
Enhanced Global Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[3]	3	1
Enhanced Global Equities [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[3]	3	4
Enhanced Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[3]	0	0
Enhanced Global Equities [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[3]	0	0
Global Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	927	815
Global Equity Funds [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	927	815
Private Equities [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[6]	12	10
Private Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[6]	0	0
Private Equities [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[6]	0	0
Private Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[6]	2	1
Private Equities [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[6]	10	9
Governments [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		43	41
Governments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		8	13
Governments [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		35	28
Governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Governments [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Corporate Bonds [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		169	136
Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		169	136
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Corporate Bonds [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets		0	0
Fixed Income Securities [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	1,449	1,323
Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	0	0
Fixed Income Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	0	0
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	0	0
Fixed Income Securities [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1]	1,449	1,323
Real Estate [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[5]	21	26
Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[5]	0	0
Real Estate [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[5]	3	3
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[5]	12	10
Real Estate [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[5]	6	13
Other [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[4]	91	81
Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[4]	0	0
Other [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[4]	68	63
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[4]	0	0
Other [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[4]	23	18
Cash & cash equivalents [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[7]	47	44
Cash & cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[7]	0	0
Cash & cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[7]	3	7
Cash & cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[7]	0	0
Cash & cash equivalents [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[7]	44	37
Other Assets & Liability [Member] | Not Subject to Leveling [Member]
Fair Value of Plan Assets [Abstract]
Fair value of plan assets	[1],[2],[3],[4],[5],[6],[7],[8]	$ 18	$ 16

[1]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[2]	Represents commingled funds that invest primarily in common stocks.
[3]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[4]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.